CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		6 Months Ended	9 Months Ended			12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Jun. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2014		Dec. 31, 2013	Dec. 31, 2012
Rental income	$ 1,219,419	$ 740,778		$ 3,602,192	$ 1,716,758		$ 2,599,542		$ 342,243
Other income							20,586		0
Revenues Total				3,602,192			2,620,128	[1]	342,243
Expenses:
Legal and accounting	44,609	49,809		311,970	219,661		272,713	[1]	195,156
Real estate taxes	194,985	93,815		546,702	219,531		384,877	[1]
Rental expenses							1,115,842		136,679
Acquisition costs	37,341	256,764		362,447	295,122		454,554		279,965
Depreciation and amortization expense	295,344	240,650		848,587	430,325		613,572	[1]	96,812
General and administration	419,022	278,543		1,379,431	988,790		1,298,513	[1]	366,071
Interest expense	188,434	50,603		517,009	66,415		194,363	[1]	77,004
Property operating and maintenance	355,238	168,496		1,133,704	463,169		730,965	[1]
Amortization of discount on notes payable							0		563,253
Total expenses	1,534,973	1,138,680		5,099,850	2,683,013		3,949,557	[1]	1,714,940
Net loss	$ (315,554)	$ (397,902)		$ (1,497,658)	$ (966,255)		$ (1,329,429)	[1]	$ (1,372,697)
Net loss per share (Basic and fully diluted) (in dollars per share)	$ (0.04)	$ (0.06)		$ (0.21)	$ (0.17)		$ (0.22)		$ (1.03)
Weighted average number of common shares outstanding (basic and fully diluted) (in shares)	7,016,796	6,591,796		7,016,796	5,610,265		5,946,159		1,336,614
Houston 150 Homes [Member]
Rental income						$ 1,475,931				$ 915,953
Expenses:
Real estate taxes						196,783				137,953
Property operating and maintenance						93,210				60,308
Total expenses						289,993				198,261
Net loss						$ 1,185,938				$ 717,692
HOUSTON 18 HOMES [Member]
Rental income									$ 175,570
Expenses:
Real estate taxes									27,085
Property operating and maintenance									13,559
Total expenses									40,644
Net loss									134,926
Jacksonville 31 [Member]
Rental income			$ 140,410						119,596
Expenses:
Real estate taxes			36,753						28,837
Property operating and maintenance			33,190						31,680
Total expenses			69,943						60,517
Net loss			70,467						59,079
Memphis 60 [Member]
Rental income			286,759						555,874
Expenses:
Real estate taxes			54,505						73,863
Property operating and maintenance			45,949						111,047
Total expenses			100,454						184,910
Net loss			$ 186,305						370,964
Memphis 21 [Member]
Rental income					$ 126,252				51,050
Expenses:
Real estate taxes					31,469				21,126
Net loss					$ 94,783				$ 29,924
Jacksonville 53 [Member]
Rental income							$ 434,145
Expenses:
Real estate taxes							55,286
Property operating and maintenance							146,504
Total expenses							201,790
Net loss							232,355
Jacksonville 140 [Member]
Rental income				$ 886,184			1,102,690
Expenses:
Real estate taxes				118,336			154,649
Property operating and maintenance				395,504			440,960
Total expenses				513,840			595,609
Net loss				372,344			507,081
Houston 100 [Member]
Rental income				888,502			1,010,862
Expenses:
Real estate taxes				139,328			126,258
Property operating and maintenance				131,017			143,712
Total expenses				270,345			269,970
Net loss				$ 618,157			$ 740,892

[1]	Reflects our historical consolidated statement of operations for the year ended December 31, 2014 included elsewhere in this prospectus.